Stockholders’ Equity (Details Narrative) - USD ($)							1 Months Ended		2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 15, 2024	Dec. 29, 2023	Dec. 28, 2023	Sep. 22, 2023	Sep. 22, 2023	Oct. 31, 2023	Sep. 30, 2023	Feb. 29, 2024	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2023	Dec. 29, 2024	Feb. 29, 2024	Feb. 28, 2023	Mar. 08, 2024	Mar. 07, 2024	Feb. 22, 2024	Jan. 26, 2024	Jan. 04, 2024	Oct. 12, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	250,000,000								1,200,000	250,000,000			250,000,000			1,200,000	1,200,000	250,000,000	1,200,000
Common stock, shares issued									936,430							936,430	83,371
Common stock, shares outstanding	1,388,641								936,430	1,388,641			1,388,641			936,430	83,371						780,423
Common stock, par value									$ 0.001							$ 0.001	$ 0.001
Reverse stock split					1-for-20 reverse stock split
Reverse stock split issued common shares						40,197
Net proceeds																$ 1,905,970
Preferred stock, shares authorized	10,000,000								10,000,000	10,000,000			10,000,000			10,000,000	10,000,000
Preferred stock, par value	$ 0.001								$ 0.001	$ 0.001			$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares issued	93,295								472,996	93,295			93,295			472,996	0
Preferred stock, shares outstanding	93,295								472,996	93,295			93,295			472,996	0
Reverse acquisition shares outstanding	78,877								85,300	78,877			78,877			85,300
Weighted average exercise price	$ 58.19								$ 60.50	$ 58.19			$ 58.19			$ 60.50
Common stock reserved for future issuance	78,877									78,877			78,877
Share based compensation arrangement by award options vested																6,914
Stock based compensation																$ 116,512
Stock issued during Stock options exercised	77,445								81,849	77,445			77,445			81,849
Shares issued or exercised													(0)			0
Number of options issued
Shares forfeited or expired									1,342				6,423			1,342
Allocation share based compensation expense										$ 13,841			$ 30,235			$ 116,512
Options exercise price													$ 2.59			$ 2.99
Weighted average remaining recognition period									$ 52,615							$ 52,615
Weighted average remaining recognition period																11 months 19 days
Dooya Media Group Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of Common Shares, Shares										42,709
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of options issued																86,402
Equity Option [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding									85,300							85,300
Stock Appreciation Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding	40,223		40,390						40,390	40,223			40,223			40,390
Weighted average exercise price	$ 44.80								$ 44.77	$ 44.80			$ 44.80			$ 44.77
Stock issued during Stock options exercised	34,578								33,504	34,578			34,578			33,504
Shares issued or exercised
Number of options issued																40,390
Shares forfeited or expired													167
Options exercise price													$ 2.59
Weighted average remaining recognition period	$ 943									$ 943			$ 943
Weighted average remaining recognition period													7 months 20 days
Share-Based Payment Arrangement, Option [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding									1,047,300							1,047,300
Stock based compensation										$ 13,841			$ 30,235	$ 0
Stock issued during Stock options exercised	78,877								85,300	78,877			78,877			85,300
Number of options issued														0
Weighted average remaining recognition period	$ 16,139									$ 16,139			$ 16,139
Weighted average remaining recognition period													8 months 26 days
2013 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding									85,300							85,300
Weighted average exercise price									$ 60.50							$ 60.50
2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock reserved for future issuance	7,000,000			7,000,000					7,000,000	7,000,000			7,000,000			7,000,000
Common stock shares equity award issued or granted				0
2013 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Reverse acquisition shares outstanding									82,800							82,800
2020 Stock Appreciation Rights Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock based compensation																$ 10,107
Options exercise price																$ 2.99
Unrecognized share based compensation cost									$ 79,978							$ 79,978
Weighted average remaining recognition period																1 year 29 days
Series E Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, par value	$ 1,500								$ 1,500	$ 1,500			$ 1,500			$ 1,500
Preferred stock, shares issued	316								316	316			316			316
Preferred stock, shares outstanding	316								316	316			316			316
Dividends percentage													9.00%			9.00%
Conversion price per share	$ 0.13								$ 0.13	$ 0.13			$ 0.13			$ 0.13
Issuance of common stock dividends, shares																3,155
Converted issuance of shares of common stock	3,259									3,259			3,259
Series F Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																						5,843,993
Preferred stock, par value																						$ 0.001
Preferred stock, shares outstanding									0							0
Series G Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																					100,000
Preferred stock, par value																					$ 0.001
Preferred stock, shares issued									100,000							100,000
Preferred stock, shares outstanding									100,000							100,000
Preferred stock redemption right, description													The Company shall have the right to redeem up to 50% of the Series G Preferred Stock for an aggregate price of $1.00 in accordance with the terms of the Perpetual License Agreement			The Company shall have the right to redeem up to 50% of the Preferred Stock for an aggregate price of $1.00 in accordance with the terms of the Perpetual License Agreement
Converted issuance of shares of common stock									100,000							100,000
Issuance of Common Shares, Shares											100,000
Number of shares converted											100,000
Series H Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																					150,000
Preferred stock, par value																					$ 0.001
Preferred stock, shares issued	33,000								150,000	33,000			33,000			150,000
Preferred stock, shares outstanding	33,000								150,000	33,000			33,000			150,000
Converted issuance of shares of common stock	33,000								150,000	33,000			33,000			150,000
Issuance of Common Shares, Shares											117,000
Number of shares converted											117,000
Series I Convertible Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares authorized																				331,124
Preferred stock, par value																				$ 0.001
Preferred stock, shares issued	59,979								222,680	59,979			59,979			222,680
Preferred stock, shares outstanding	59,979								222,680	59,979			59,979			222,680
Converted issuance of shares of common stock	59,979								222,680	59,979			59,979			222,680
Issuance of Common Shares, Shares											192,502
Number of shares converted											192,502
Series I Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares	24,834	4,967
Sale of stock, shares price	$ 3.02	$ 3.02								$ 3.02			$ 3.02
Sale of stock proceeds	$ 75,000	$ 15,000
Next Trip Holdings Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Equity interest acquired			100.00%
Restricted shares issued in acquisitions			156,007
Percentage of issued and outstanding common shares															19.99%
Shares issuable for consideration			5,843,993
Shares issued in acquisitions			83,371
Next Trip Holdings Inc [Member] | Third Party Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during period services			4,337
Next Trip Holdings Inc [Member] | Debt Assignment and Conversion Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in acquisitions			52,818
Next Trip Holdings Inc [Member] | Share Purchase And Exchange Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of shares issued			15,481
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued during period services										42,709			42,709			4,337
Issuance of Common Shares, Shares																	13,001
Number of shares converted			52,818										409,502			52,818
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase of outstanding warrants									486,165							486,165
Warrant description																expire between March 15, 2024 and January 25, 2028
Warrant [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price									$ 350.00							$ 350.00
Warrant [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price									$ 3.02							$ 3.02
At-The-Market Issuance Sales Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, shares							128,887	72,721
Net proceeds							$ 772,468	$ 364,555